UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Madison Street Partners, LLC

Address:   5613 DTC Parkway Suite 310
           Greenwood Village, CO 80111


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Matthew J. Arnett
Title:  Chief Compliance Officer
Phone:  303-815-1662

Signature,  Place,  and  Date  of  Signing:

/s/ Matthew J. Arnett              Greenwood Village, CO              11/15/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              50

Form 13F Information Table Value Total:  $      179,105
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                    COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
---------------------------------------- -------------- --------- ----------- ----------------- ---------- -------- ----------------
                                                                     VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
             NAME OF ISSUER              TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
---------------------------------------- -------------- --------- ----------- -------- --- ---- ---------- -------- ---- ------ ----
ABERCROMBIE & FITCH CO. CLASS A COMMON   COM            002896207        1966    50000 SH       SOLE                SOLE      0    0
STOCK
ACE LIMITED CMN                          COM            H0023R105  4745.21975    81463 SH       SOLE                SOLE      0    0
AGRIUM INC CMN                           COM            008916108     937.375    12500 SH       SOLE                SOLE      0    0
ALLIED WORLD ASSURANCE COMPANY           COM            G0219G203  5024.39974    88786 SH       SOLE                SOLE      0    0
HOLDINGS, LTD
AMEX ENERGY SELECT INDEX 'SPDR'          SBI INT-ENERGY 81369Y506       11212   200000 SH       SOLE                SOLE      0    0
ANNALY CAPITAL MANAGEMENT, INC CMN       COM            035710409        2640   150000 SH       SOLE                SOLE      0    0
ASPEN INSURANCE HOLDINGS LTD CMN         COM            G05384105   4054.1892   133890 SH       SOLE                SOLE      0    0
CENOVUS ENERGY INC. CMN                  COM            15135U109  1011.46689    35157 SH       SOLE                SOLE      0    0
CHUBB CORP CMN                           COM            171232101      1709.7    30000 SH       SOLE                SOLE      0    0
CLOROX CO (THE) (DELAWARE) CMN           COM            189054109     1535.48    23000 SH       SOLE                SOLE      0    0
CNA SURETY CORPORATION CMN               COM            12612L108   719.54176    40153 SH       SOLE                SOLE      0    0
COCA-COLA ENTERPRISES INC CMN            COM            191219104    4841.022   156162 SH       SOLE                SOLE      0    0
DELTA AIR LINES, INC. CMN                COM            247361702        1746   150000 SH       SOLE                SOLE      0    0
DOMINO'S PIZZA, INC. CMN                 COM            25754A201     1996.22   151000 SH       SOLE                SOLE      0    0
EMPLOYERS HOLDINGS INC. CMN              COM            292218104  4963.46557   314741 SH       SOLE                SOLE      0    0
ENDURANCE SPECIALTY HLDGS LTD CMN        COM            G30397106      4139.2   104000 SH       SOLE                SOLE      0    0
ENTROPIC COMMUNICATIONS, INC. CMN        COM            29384R105      201.84    21025 SH       SOLE                SOLE      0    0
EVEREST RE GROUP LTD CMN                 COM            G3223R108  1636.44475    18925 SH       SOLE                SOLE      0    0
FOREST LABORATORIES INC CMN              COM            345838106  2352.38115    76055 SH       SOLE                SOLE      0    0
PUT/GENZ @ 65 EXP 01/22/2011             COM            372917104  234.323815     1052     PUT  SOLE                SOLE      0    0
GSI COMMERCE INC CMN                     COM            36238G102     1232.53    49900 SH       SOLE                SOLE      0    0
HUDSON CITY BANCORP INC CMN              COM            443683107  3046.26672   248472 SH       SOLE                SOLE      0    0
ISHARES SILVER TRUST ETF                 ISHARES        46428Q109      3835.8   180000 SH       SOLE                SOLE      0    0
LENNAR CORP CMN CLASS B                  CL B           526057302   823.94928    66879 SH       SOLE                SOLE      0    0
LIBERTY GLOBAL INC CMN CLASS A           COM SER A      530555101      7702.5   250000 SH       SOLE                SOLE      0    0
LIBERTY MEDIA HOLDING CORP CAPITAL CMN   CAP COM SER A  53071M302  11724.1723   225205 SH       SOLE                SOLE      0    0
SERIES A TRACKING STOCK
LIBERTY MEDIA-STARZ SER A TRACKING STOCK LIB STAR COM A 53071M708 14311.48102   220414 SH       SOLE                SOLE      0    0
LOCKHEED MARTIN CORPORATION CMN          COM            539830109  2946.43008    41336 SH       SOLE                SOLE      0    0
MADISON SQUARE GARDEN, INC. CMN CLASS A  CL A           55826P100  2549.12721   120869 SH       SOLE                SOLE      0    0
MARKET VECTORS ETF TRUST GOLD MINERS     GOLD MINER ETF 57060U100    4334.575    77500 SH       SOLE                SOLE      0    0
INDEX FD ETF FUND
MARKET VECTORS ETF TRUST JR GO CMN       JR GOLD        57060U589        2672    80000 SH       SOLE                SOLE      0    0
                                         MINERS E
MASTERCARD INCORPORATED CMN CLASS A      CL A           57636Q104   12941.824    57776 SH       SOLE                SOLE      0    0
MVC CAPITAL INC CLOSED END FUND          COM            553829102  1157.93566    89278 SH       SOLE                SOLE      0    0
NEWMONT MINING CORPORATION CMN           COM            651639106      2512.4    40000 SH       SOLE                SOLE      0    0
PARTNERRE LTD BERMUDA CMN                COM            G6852T105   3666.6314    45730 SH       SOLE                SOLE      0    0
PHILIP MORRIS INTL INC CMN               COM            718172109  2538.49028    45314 SH       SOLE                SOLE      0    0
PLATINUM UNDERWRITERS HLDGS CMN          CL A           G7127P100    3559.936    81800 SH       SOLE                SOLE      0    0
QLT INC. CMN                             COM            746927102  6870.70538  1092322 SH       SOLE                SOLE      0    0
REPUBLIC AIRWAYS HOLDINGS, INC*. CMN     COM            760276105  5232.15684   631903 SH       SOLE                SOLE      0    0
SAKS INCORPORATED CMN                    COM SH BEN INT 79377W108        4300   500000 SH       SOLE                SOLE      0    0
SEABRIGHT HLDG INC CMN                   COM            811656107  1120.00954   138959 SH       SOLE                SOLE      0    0
SEAGATE TECHNOLOGY CMN                   COM            G7945M107     529.875    45000 SH       SOLE                SOLE      0    0
SPDR GOLD TRUST ETF                      GOLD SHS       78463V107     11511.9    90000 SH       SOLE                SOLE      0    0
SUPERGEN INC CMN                         COM            868059106  1183.30993   566177 SH       SOLE                SOLE      0    0
U.S. AUTO PARTS NETWORK, INC. CMN        COM            90343C100    232.6832    28376 SH       SOLE                SOLE      0    0
UNITEDHEALTH GROUP INCORPORATE*D CMN     COM            91324P102  2776.60413    79083 SH       SOLE                SOLE      0    0
VALIDUS HOLDINGS, LTD. CMN               COM            G9319H102   469.04984    17794 SH       SOLE                SOLE      0    0
WABASH NATIONAL CORP. CMN                COM            929566107   425.22658    52562 SH       SOLE                SOLE      0    0
WELLPOINT, INC. CMN                      COM            94973V107  3274.81152    57818 SH       SOLE                SOLE      0    0
WINN-DIXIE STORES, INC. CMN CLASS        COM NEW        974280307  1957.17074   274498 SH       SOLE                SOLE      0    0
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